Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Health Care Portfolio

September 30, 2019

VHC-QTLY-1119
1.807727.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Biotechnology - 23.6%
Biotechnology - 23.6%
AbbVie, Inc.	114,000	$8,632,080
Acceleron Pharma, Inc. (a)	74,000	2,923,740
Acorda Therapeutics, Inc. (a)	100,000	287,000
Alexion Pharmaceuticals, Inc. (a)	150,000	14,691,000
Allakos, Inc. (a)(b)	46,000	3,616,980
Allogene Therapeutics, Inc. (b)	40,000	1,090,200
Alnylam Pharmaceuticals, Inc. (a)	74,000	5,951,080
Amgen, Inc.	70,000	13,545,700
AnaptysBio, Inc. (a)	66,313	2,320,292
Argenx SE ADR (a)	74,000	8,433,040
Ascendis Pharma A/S sponsored ADR (a)	90,000	8,668,800
BeiGene Ltd. ADR (a)	50,000	6,123,000
BELLUS Health, Inc. (a)(b)	115,800	739,962
bluebird bio, Inc. (a)(b)	44,000	4,040,080
Blueprint Medicines Corp. (a)	102,000	7,493,940
Cellectis SA sponsored ADR (a)	96,000	998,400
FibroGen, Inc. (a)	120,000	4,437,600
Gritstone Oncology, Inc.	60,000	518,100
Immunomedics, Inc. (a)(b)	114,000	1,511,640
Insmed, Inc. (a)	150,000	2,646,000
Intercept Pharmaceuticals, Inc. (a)	44,000	2,919,840
Kura Oncology, Inc. (a)	120,000	1,820,400
Morphosys AG (a)	26,000	2,865,043
Neurocrine Biosciences, Inc. (a)	70,000	6,307,700
Principia Biopharma, Inc.	75,500	2,132,120
Sage Therapeutics, Inc. (a)	13,100	1,837,799
Sarepta Therapeutics, Inc. (a)(b)	128,000	9,640,960
Scholar Rock Holding Corp. (a)	11,500	102,925
The Medicines Company (a)(b)	90,000	4,500,000
uniQure B.V. (a)	44,000	1,731,840
Vertex Pharmaceuticals, Inc. (a)	225,000	38,119,500
Viking Therapeutics, Inc. (a)(b)	140,000	963,200
Xencor, Inc. (a)	140,000	4,722,200
Zymeworks, Inc. (a)	99,907	2,477,694
		178,809,855
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	80,759	1,650,714
Health Care Equipment & Supplies - 30.3%
Health Care Equipment - 30.0%
Atricure, Inc. (a)	180,000	4,489,200
Becton, Dickinson & Co.	160,000	40,473,600
Boston Scientific Corp. (a)	1,340,000	54,524,600
Danaher Corp.	97,000	14,009,710
Hologic, Inc. (a)	200,000	10,098,000
Insulet Corp. (a)	120,000	19,791,600
Intuitive Surgical, Inc. (a)	50,000	26,996,500
Masimo Corp. (a)	70,000	10,415,300
Penumbra, Inc. (a)	82,635	11,113,581
Stryker Corp.	136,000	29,416,800
Wright Medical Group NV (a)	300,000	6,189,000
		227,517,891
Health Care Supplies - 0.3%
Hoya Corp.	24,000	1,965,670

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		229,483,561

Health Care Providers & Services - 22.7%
Health Care Distributors & Services - 0.7%
Covetrus, Inc. (a)(b)	60,000	713,400
EBOS Group Ltd.	280,000	4,383,400
		5,096,800
Health Care Facilities - 2.4%
HCA Holdings, Inc.	150,000	18,063,000
Health Care Services - 4.2%
Cigna Corp.	180,000	27,322,200
G1 Therapeutics, Inc. (a)	112,000	2,551,360
Premier, Inc. (a)	75,000	2,169,000
		32,042,560
Managed Health Care - 15.4%
Centene Corp. (a)	360,000	15,573,600
HealthEquity, Inc. (a)	70,000	4,000,150
Humana, Inc.	100,000	25,567,000
Molina Healthcare, Inc. (a)	64,000	7,022,080
Notre Dame Intermedica Participacoes SA	420,000	5,483,821
UnitedHealth Group, Inc.	272,000	59,111,039
		116,757,690

TOTAL HEALTH CARE PROVIDERS & SERVICES		171,960,050

Health Care Technology - 0.1%
Health Care Technology - 0.1%
Castlight Health, Inc. (a)	103,200	145,512
Castlight Health, Inc. Class B (a)	200,000	282,000
Health Catalyst, Inc. (b)	18,000	569,520
		997,032
Life Sciences Tools & Services - 2.2%
Life Sciences Tools & Services - 2.2%
10X Genomics, Inc. (a)	9,900	498,960
Avantor, Inc.	304,000	4,468,800
Bruker Corp.	108,912	4,784,504
Lonza Group AG	19,000	6,423,125
		16,175,389
Pharmaceuticals - 18.3%
Pharmaceuticals - 18.3%
AstraZeneca PLC (United Kingdom)	450,000	40,180,102
Bristol-Myers Squibb Co.	64,000	3,245,440
Dechra Pharmaceuticals PLC	170,000	5,785,770
Eli Lilly & Co.	230,000	25,720,900
MyoKardia, Inc. (a)	67,000	3,494,050
Recordati SpA	70,000	3,003,030
Roche Holding AG (participation certificate)	160,000	46,586,354
RPI International Holdings LP (c)(d)	21,133	3,296,431
Theravance Biopharma, Inc. (a)	155,000	3,019,400
Turning Point Therapeutics, Inc.	5,600	210,560
Zogenix, Inc. (a)	105,600	4,228,224
		138,770,261
Software - 0.6%
Application Software - 0.6%
Benefitfocus, Inc. (a)(b)	180,000	4,285,800
TOTAL COMMON STOCKS
(Cost $553,285,199)		742,132,662

Convertible Preferred Stocks - 1.3%
Biotechnology - 0.4%
Biotechnology - 0.4%
BioNTech AG:
Series A (a)(c)	125,064	2,105,226
Series A	61,074	1,028,070
Generation Bio Series B (a)(c)(d)	14,000	127,260
		3,260,556
Health Care Providers & Services - 0.3%
Health Care Services - 0.3%
1Life Healthcare, Inc. Series G (a)(c)(d)	181,172	2,469,374
Pharmaceuticals - 0.4%
Pharmaceuticals - 0.4%
Harmony Biosciences II, Inc.:
Series A (a)(c)(d)	1,195,827	2,343,821
Series C (c)(d)	427,082	837,081
		3,180,902
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc.:
Series C (a)(c)(d)	308,701	500,096
Series D (a)(c)(d)	321,544	549,840
		1,049,936
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $7,651,389)		9,960,768

Money Market Funds - 3.9%
Fidelity Cash Central Fund 1.96% (e)	7,833,958	7,835,525
Fidelity Securities Lending Cash Central Fund 1.96% (e)(f)	21,803,853	21,806,033
TOTAL MONEY MARKET FUNDS
(Cost $29,641,558)		29,641,558
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $590,578,146)		781,734,988
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(24,087,534)
NET ASSETS - 100%		$757,647,454

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,229,129 or 1.6% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$1,193,163
BioNTech AG Series A	12/29/17	$1,521,672
Generation Bio Series B	2/21/18	$128,040
Harmony Biosciences II, Inc. Series A	9/22/17	$1,195,827
Harmony Biosciences II, Inc. Series C	8/9/19	$837,081
Outset Medical, Inc. Series C	4/19/17	$799,999
Outset Medical, Inc. Series D	8/20/18	$1,000,002
RPI International Holdings LP	5/21/15 - 3/23/16	$2,801,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$93,933
Fidelity Securities Lending Cash Central Fund	90,265
Total	$184,198

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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